Subordinated Debt Securities - Summary of Subordinated Negotiable Obligations Not Convertible Into Shares Issued Under Global Programs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ARS ($)
Disclosure of detailed information about borrowings [line items]
Book Value	$ 26,275,536		$ 32,684,216
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of detailed information about borrowings [line items]
Placement Date	Jul. 19, 2016
Currency	USD
Class No.	II
Notional Amount		$ 250,000
Term	120 months
Maturity Date	07.19.26
Rate	(2.00%)	(2.00%)
Issuance Authorized by the C.N.V.	Jun. 23, 2016
Book Value	$ 26,275,536		$ 32,684,216